INCOME TAXES	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
INCOME TAXES
NOTE 15:	INCOME TAXES

a.	Income (loss) before taxes on income

Income (loss) before taxes on income is comprised as follows:

	Year ended December 31,
	2025	2024	2023

Domestic	$(16,935)	$5,873	$127,535
Foreign	11,961	9,609	7,706

Total	$(4,974)	$15,482	$135,241

b.	Taxes on income

Taxes on income are comprised as follows:

	Year ended December 31,
	2025	2024	2023

Current taxes	$6,152	$5,905	$21,623
Deferred tax benefit	(1,513)	(2,151)	(734)
Taxes in respect of previous years	(1,680)	(886)	(611)

Total	$2,959	$2,868	$20,278

Taxes on income by jurisdiction were as follows:

	Year ended December 31,
	2025	2024	2023

Domestic	$(392)	$1,058	$19,466
Foreign	3,351	1,810	812

Total	$2,959	$2,868	$20,278

Domestic:
Current taxes	$4,045	$4,205	$21,106
Deferred tax benefit	(3,027)	(2,394)	(1,594)
Taxes in respect of previous years	(1,410)	(753)	(46)

Total - Domestic	$(392)	$1,058	$19,466

Foreign:
Current taxes	$2,107	$1,700	$517
Deferred tax expense	1,514	243	860
Taxes in respect of previous years	(270)	(133)	(565)

Total - Foreign	$3,351	$1,810	$812

Total income tax expense	$2,959	$2,868	$20,278

c.	Deferred Taxes

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The significant components of the Company’s deferred tax assets and liabilities are as follows:

	December 31,
	2025	2024
Deferred tax assets:
Net operating loss and other losses carry forwards	$5,572	$10,029
Research and development	4,012	3,504
Share-based compensation	4,734	3,061
Lease liabilities	2,907	3,273
Other temporary differences mainly relating to reserve and allowances	2,160	1,047
Deferred tax assets	$19,385	$20,914

Deferred tax liability:
Right of use assets	$(12,482)	$(2,835)
Intangible assets	(2,207)	(5,886)
Deferred tax liability	$(14,689)	$(8,721)

Valuation allowance	$(2,827)	$(3,676)
Total deferred tax assets, net	$1,869	$8,517

Domestic:
Long term deferred tax asset, net	$2,552	$3,122
	$2,552	$3,122
Foreign:
Long term deferred tax asset (liability), net	$(683)	$5,395
	$(683)	$5,395

Total deferred tax asset, net	$1,869	$8,517

The $1,557 and $(849) change in the total valuation allowance for the year ended December 31, 2024 and 2025, respectively, relates to the projected utilization of certain operating loss carry-forwards and temporary differences and other tax attributes for which a full valuation allowance was previously recorded and measurement period adjustments.

d.	Reconciliation of the Company’s effective tax rate to the statutory tax rate in Israel

A reconciliation between the theoretical tax expense, assuming all income is taxed at the statutory tax rate applicable to income of the Company, and the actual tax expense as reported in the statement of income (loss) following the adoption of ASU 2023‑09 is as follows:

	Year ended December 31,
	2025
	$	%
Income before taxes on income	$(4,974)
Statutory tax rate in Israel		23.0
Theoretical tax income	$(1,144)

Foreign tax effects
United States:
Tax adjustment in respect of different tax rate of foreign subsidiaries	(115)	2.3
State and Local tax effect, net of federal income tax effect*	(162)	3.3
Share - based payment awards	1,125	(22.6)
Transfer Pricing Adjustment	619	(12.4)
Welfare Expenses	455	(9.2)
Change in valuation allowance	(541)	10.9
Other	110	(2.2)
Canada:
Share - based payment awards	309	(6.2)
Transfer Pricing Adjustment	(352)	7.1
Tax credits and incentives	(215)	4.3
Withholding Tax	89	(1.8)
Welfare Expenses	57	(1.1)
Change in valuation allowance	(200)	4
Other	13	(0.3)
France:
Tax credits and incentives	899	(18.1)
Change in valuation allowance	(260)	5.2
Other	60	(1.2)

Other foreign jurisdictions:	(21)	0.4

Nontaxable or nondeductible
Share- based payment awards	1,557	(31.3)
Nondeductible Amortization	1,931	(38.8)
Acquisition cost Adjustments	(327)	6.6
Transfer Pricing Adjustment	(349)	7
Tax Interest Income	(155)	3.1
Welfare Expenses	76	(1.5)
Other	(122)	2.5
Changes in valuation allowance	360	(7.2)
Changes in Unrecognized tax benefits**	309	(6.2)
Preferred Tax Benefit Regime***	(1,047)	21
Taxes on income	$2,959	(59.5)

*** Benefit per ordinary share from "Preferred Enterprise" status:
Basic	$0.25
Diluted	$0.25

*State and Local Income Taxes: The majority (greater than 50 percent) of the state and local tax effect in the United States is attributable to taxes imposed by the State of California.

**Unrecognized Tax Benefits: Reconciling items presented in the "Changes in unrecognized tax benefits" category are disclosed on an aggregated basis for all jurisdictions. This line item includes changes in judgment related to tax positions taken in prior years as well as unrecognized tax benefits recorded for positions taken in the current reporting period.

***Preferred Tax Benefit Regime (Israel): This item reflects tax benefits derived from the company’s status under the Israeli Law for the Encouragement of Capital Investments, which grants reduced corporate tax rates for "Preferred Technology Enterprises".

A reconciliation between the theoretical tax expense, assuming all income is taxed at the statutory tax rate applicable to income of the Company, and the actual tax expense as reported in the statement of income for years prior to the adoption of ASU 2023‑09 is as follows:

	Year ended December 31,
	2024	2023

Income before taxes on income	$15,482	$135,241
Statutory tax rate in Israel	23.0%	23.0%
Theoretical tax expense	$3,561	$31,105

Increase (decrease) in tax expenses resulting from:
"Preferred Enterprise" benefits *	(2,415)	(15,753)
Non-deductible expenses	1,395	928
Tax adjustment in respect of different tax rate of foreign subsidiaries	741	407
Deferred taxes related to prior years	27	667
Previous years taxes	1,291	42
Change in valuation allowance	(319)	(340)
Change in unrecognized tax benefits	(1,422)	3,319
Other	9	(97)

Taxes on income	$2,868	$20,278

* Benefit per ordinary share from "Preferred Enterprise" status:
Basic	$0.05	$0.33
Diluted	$0.05	$0.31

e.	Tax Paid

Cash paid for income taxes, net of refunds received, by jurisdiction pursuant to the disclosure requirements of ASU 2023-09 for the year ended December 31, 2025 is as follows:

Cash paid during the year for:
Federal income taxes paid, net in the US	$3,456
State income taxes paid, net in the US	1,445
Income taxes paid, net in Israel	3,195
Income taxes paid, net in other jurisdictions	253
Total tax paid	$8,349

f.	Income tax rates

Taxable income of Israeli companies was generally subject to corporate tax at the rate of 23% in 2025, 2024 and 2023. However, the effective tax rate payable by a company that derives income from a Preferred Enterprise or a Preferred Technological Enterprise (as discussed below) may be considerably lower.

Non-Israeli subsidiaries are taxed according to the tax laws in their respective countries of residence.

Deferred taxes were not provided for undistributed earnings of the Company’s foreign subsidiaries. Currently, the Company does not intend to distribute any amounts of its undistributed earnings as dividends. Accordingly, no deferred income taxes have been provided in respect of these subsidiaries. If these earnings were distributed to Israel in the form of dividends or otherwise, the Company would be subject to additional Israeli income taxes (subject to an adjustment for foreign tax credits) and foreign withholding taxes. As of December 31, 2025, certain foreign subsidiaries of the Company had undistributed earnings of $9.2 million, which were designated as indefinitely reinvested. If these earnings were repatriated to Israel, it would be subject to income taxes and to an adjustment for foreign tax credits and foreign withholding taxes. The Company has estimated the amount of unrecognized deferred tax liability related to these earnings to be approximately $2,116.

g.	Technological Enterprise Incentives Regime (Amendment 73 to the Investment Law)

In December 2016, the Economic Efficiency Law (Legislative Amendments for Applying the Economic Policy for the 2017 and 2018 Budget Years), 2016 which includes Amendment 73 to the Law for the Encouragement of Capital Investments ("Amendment 73") was published and came into effect in May 2017. According to Amendment 73, a Preferred Technological Enterprise, as defined in Amendment 73, with total consolidated revenue of less than NIS 10 billion, shall be subject to 12% tax rate on income derived from intellectual property (in development area A—a tax rate of 7.5%). In order to qualify as a Preferred Technological Enterprise certain criteria must be met, such as a minimum ratio of annual R&D expenditure and R&D employees, as well as having at least 25% of annual revenue derived from exports.

Any dividends distributed from income from the preferred technological enterprises will be subject to tax at a rate of 20%. Amendment 73 further provides that, in certain circumstances, a dividend distributed to a foreign corporate shareholder, would be subject to a 4% tax rate (if the percentage of foreign shareholders exceeds 90%).

The Company assessed the criteria for qualifying as a “Preferred Technological Enterprise,” status and concluded that the Company and certain of its Israeli subsidiaries are eligible to the above-mentioned benefits.

h.	Uncertain tax positions

A reconciliation of the beginning and ending balances of the total amounts of unrecognized tax benefits is as follows:

	December 31,
	2025	2024

Balance at the beginning of the year	$9,795	$12,722
Increase related to prior year tax positions	12	38
Decrease related to prior year tax positions	(1,665)	(3,690)
Increase related to current year tax positions	1,969	725
Decrease related to current year tax positions	(7)	-

Balance at the end of the year	$10,104	$9,795

The Company recognizes interest accrued related to unrecognized tax benefits and penalties in tax expenses. The Company had $2,185 and $1,022 for the payment of interest and penalties accrued at December 31, 2025, and 2024, respectively which are included in the balance at the end of the year.

The Company does not expect uncertain tax positions to change significantly over the next 12 months, except in the case of settlements with tax authorities, the likelihood and timing of which are difficult to estimate.

The Company’s tax assessments in Israel and the U.S. Federal for tax years prior to 2020 and 2021 respectively are considered final. The Company is currently under Israeli Tax authority audit for the years 2020-2023. In 2025, the Israel Tax Authority issued a tax assessment for the 2020 tax year (Stage A); the Company intends to file an objection to this assessment. The Company has net operating losses in the U.S. from prior tax periods beginning in 2015 which may be subject to examination upon utilization in future tax periods.

i.	Tax loss carry-forwards

As of December 31, 2025, the Company’s U.S. subsidiaries have Federal net operating loss carry-forwards of $3,178 and States net operating loss carry-forwards of $6,040. Net operating losses generated in fiscal years prior to 2018 in the U.S. may be carried forward through periods which will expire in 2035. Net operating losses generated in 2018 and subsequent years in the U.S. may be carried forward indefinitely for Federal tax purposes, yet are subject to certain limitations. Different states have varying rules regarding utilization and expiration of net operating losses. Utilization of U.S. net operating losses may be subject to substantial annual limitation due to the "change in ownership" provisions of the Internal Revenue Code of 1986 and similar state provisions. The annual limitation may result in the expiration of net operating losses before utilization.

As of December 31, 2025, the Company’s European subsidiaries have net operating loss carry-forwards of $5,423 which may be carried forward indefinitely.

As of December 31, 2025, the Company’s Canadian subsidiary has non-capital loss carry-forwards of $4,120, which are available to offset future taxable income and expire 20 years from the year in which they were incurred.

The Company has accumulated capital losses for tax purposes as of December 31, 2025, of approximately $6,932, which may be carried forward and offset against taxable capital gains in the future for an indefinite period.